Share capital - Schedule of Treasury Shares (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Nominal value of shares
Balance at beginning of year	$ 115,999	$ 32,238
Employee share-based payment issue	9,412	11,801
Shares issued but not granted	53,955	154,125
Total balance at end of the year	$ 141,826	140,402
Treasury shares
Number of issued and outstanding shares
Balance at beginning of year (in shares)	(662,374)
Employee share-based payment issue (inn shares)	118,355
Treasury shares (in shares)	(4,110,129)
Balance at end of the year (in shares)	(4,654,148)
Nominal value of shares
Balance at beginning of year	$ (35)	(39)
Employee share-based payment issue	(331)
Shares issued but not granted	(215)
Total balance at end of the year	$ (581)	$ (39)